Schedule of Investments
(unaudited)
December 31, 2023
BlackRock GNMA Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.3%
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 08/25/57
(a)
USD 421 $ 397,984
Series 2018-4, Class MA, 3.50%, 03/25/58 474 446,846
844,830
Total Non-Agency Mortgage-Backed Securities — 0 .3%
(Cost: $ 906,192 ) ................................ 844,830
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 8.7%
Federal Home Loan Mortgage Corp.
Series 3745 , Class ZA , 4.00% , 10/15/40 . 353 336,948
Series 3780 , Class ZA , 4.00% , 12/15/40 . 1,366 1,310,645
Series 3960 , Class PL , 4.00% , 11/15/41 . 900 878,247
Series 4161 , Class BW , 2.50% , 02/15/43 . 500 429,514
Series 4325 , Class ZX , 4.50% , 04/15/44 . 2,864 2,821,753
Series 4384 , Class LB , 3.50% , 08/15/43 . 1,089 1,045,040
Federal National Mortgage Association
Series 1996-48 , Class Z , 7.00% , 11/25/26 15 14,649
Series 2010-134 , Class KZ , 4.50% , 12/25/40 70 64,024
Series 2010-141 , Class LZ , 4.50% , 12/25/40 125 121,356
Series 2011-8 , Class ZA , 4.00% , 02/25/41 696 666,749
Series 2011-131 , Class LZ , 4.50% , 12/25/41 118 109,354
Series 2017-76 , Class PB , 3.00% , 10/25/57 1,125 836,730
Series 2022-25 , Class KL , 4.00% , 05/25/52 200 180,803
Federal National Mortgage Association Variable
Rate Notes , Series 2018-32 , Class PS ,
(SOFR 30 day Average at 7.23% Cap +
7.10%), 0.87% , 05/25/48
(a)
.......... 1,115 977,706
Government National Mortgage Association
Series 2015-79 , Class MY , 3.50% , 05/20/45 3,278 2,918,099
Series 2015-106 , Class DY , 3.50% , 07/20/45 2,411 2,080,356
Series 2016-123 , Class LM ,
3.00% , 09/20/46 ............... 400 334,161
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2009-31 , Class PT , 3.38% , 05/20/39 127 128,579
Series 2014-107 , Class WX ,
6.66% , 07/20/39 ............... 486 503,453
Series 2015-55 , Class A , 5.39% , 03/16/36 4,295 4,277,165
Series 2015-103 , Class B , 6.90% , 01/20/40 2,328 2,431,635
Series 2015-187 , Class C , 5.37% , 03/20/41 5,509 5,589,714
28,056,680
Interest Only Collateralized Mortgage Obligations — 3.0%
Federal Home Loan Mortgage Corp.
Series 4062 , Class GI , 4.00% , 02/15/41 . 29 1,202
Series 5159 , Class KI , 3.00% , 11/25/51 .. 695 87,009
Series 5159 , Class PI , 3.00% , 11/25/51 .. 1,178 169,330
Series 5176 , Class QI , 3.00% , 12/25/51 . 639 94,613
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 4119 , Class SC , (SOFR 30 day
Average at 6.15% Cap + 6.04%),
0.70% , 10/15/42 ............... 841 98,124
Series 4901 , Class CS , (SOFR 30 day
Average at 6.10% Cap + 5.99%),
0.65% , 07/25/49 ............... 1,803 201,583
Series 4941 , Class SH , (SOFR 30 day
Average at 5.95% Cap + 5.84%),
0.50% , 12/25/49 ............... 1,257 128,203
Federal National Mortgage Association
Series 2013-10 , Class PI , 3.00% , 02/25/43 61 7,057
Series 2014-68 , Class YI , 4.50% , 11/25/44 71 14,287
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2017-68 , Class IE , 4.50% , 09/25/47 USD 1,590 $ 279,055
Series 2020-32 , 4.00% , 05/25/50 ...... 910 186,106
Series 2020-32 , Class PI , 4.00% , 05/25/50 905 185,093
Series 2021-23 , Class CI , 3.50% , 07/25/46 776 128,112
Series 2021-41 , 3.50% , 07/25/51 ...... 1,491 257,938
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2015-66 , Class AS , (SOFR 30
day Average at 6.25% Cap + 6.14%),
0.80% , 09/25/45 ............... 2,982 231,882
Series 2016-60 , Class SD , (SOFR 30
day Average at 6.10% Cap + 5.99%),
0.65% , 09/25/46 ............... 451 37,549
Series 2016-78 , Class CS , (SOFR 30
day Average at 6.10% Cap + 5.99%),
0.65% , 05/25/39 ............... 562 45,668
Series 2017-70 , Class SA , (SOFR 30
day Average at 6.15% Cap + 6.04%),
0.70% , 09/25/47 ............... 606 76,961
Series 2019-5 , Class SA , (SOFR 30 day
Average at 6.10% Cap + 5.99%),
0.65% , 03/25/49 ............... 2,475 271,027
Government National Mortgage Association
Series 2020-115 , Class IM , 3.50% , 08/20/50 1,133 186,763
Series 2020-146 , Class DI , 2.50% , 10/20/50 1,510 201,931
Series 2020-149 , Class IA , 2.50% , 10/20/50 17,432 2,356,730
Series 2020-151 , Class MI , 2.50% , 10/20/50 6,849 921,388
Series 2020-175 , Class DI , 2.50% , 11/20/50 529 69,185
Series 2020-185 , Class MI , 2.50% , 12/20/50 1,946 259,924
Series 2021-104 , Class IH , 3.00% , 06/20/51 1,201 180,308
Series 2021-149 , Class KI , 3.00% , 08/20/51 2,001 310,816
Series 2021-159 , Class IH , 3.00% , 09/20/51 8,053 1,214,983
Series 2022-127 , Class IA , 3.50% , 03/20/52 6,794 1,158,966
Government National Mortgage Association
Variable Rate Notes , Series 2017-101 , Class
SL , (1-mo. CME Term SOFR at 6.20% Cap
+ 6.09%), 0.73% , 07/20/47
(a)
......... 1,036 124,194
9,485,987
Interest Only Commercial Mortgage-Backed Securities — 0.2%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K116 , Class X1 , 1.42% , 07/25/30 . 1,121 80,512
Series K119 , Class X1 , 0.93% , 09/25/30 . 1,783 86,610
Series K122 , Class X1 , 0.88% , 11/25/30 . 2,752 129,938
Government National Mortgage Association
Variable Rate Notes
Series 2016-22 , 0.58% , 11/16/55 ...... 9,104 159,012
Series 2016-151 , 0.81% , 06/16/58 ..... 6,015 231,056
Series 2017-61 , 0.74% , 05/16/59 ...... 1,659 60,137
747,265
Mortgage-Backed Securities — 117.9%
Federal Home Loan Mortgage Corp.
3.00% , 06/01/35 - 07/01/35 .......... 476 446,069
3.50% , 07/01/26 - 09/01/26 .......... 8 7,977
4.00% , 06/01/25 - 05/01/26 .......... 32 31,476
5.00% , 05/01/35 - 12/01/38 .......... 40 40,649
5.65% , 05/01/37 - 12/01/37 .......... 597 617,836
5.75% , 08/01/37 - 12/01/37 .......... 730 756,526
7.50% , 03/01/27 ................. —
(b)
20
Federal National Mortgage Association
3.50% , 11/01/46 ................. 657 622,580
4.45% , 03/01/36 - 06/01/36 .......... 379 372,417
4.94% , 01/01/35 - 05/01/35 .......... 145 142,904

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock GNMA Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.00% , 04/01/36 ................. USD 80 $ 78,822
5.20% , 08/01/34 - 09/01/34 .......... 171 169,206
5.25% , 08/01/37 - 09/01/37 .......... 435 427,497
5.54% , 01/01/35 ................. 59 58,791
5.75% , 04/01/37 ................. 257 251,479
5.80% , 07/01/34 ................. 38 38,054
5.94% , 09/01/34 ................. 58 58,020
6.50% , 09/01/28 - 02/01/31 .......... 520 526,191
Government National Mortgage Association
2.00% , 02/20/51 - 10/20/51 .......... 12,621 10,372,150
2.00% , 01/15/54
(c)
................ 57,849 48,974,664
2.50% , 11/20/40 - 11/20/51 .......... 32,437 28,290,576
2.50% , 01/15/54
(c)
................ 36,020 31,506,168
3.00% , 05/15/42 - 10/20/51 .......... 41,434 37,705,597
3.50% , 04/15/41 - 09/20/51 .......... 70,054 65,991,643
3.50% , 01/15/54 - 12/15/54
(c)
......... 15,500 14,429,809
4.00% , 10/20/41 - 05/20/51 .......... 20,405 19,781,650
4.00% , 01/15/54
(c)
................ 19,432 18,551,528
4.50% , 12/15/34 - 07/20/53 .......... 11,195 11,087,822
4.50% , 01/15/54
(c)
................ 26,161 25,531,566
5.00% , 09/15/28 - 05/20/50 .......... 8,369 8,385,558
5.00% , 01/15/54
(c)
................ 14,505 14,403,030
5.50% , 03/15/32 - 12/15/34 .......... 3,660 3,697,358
5.50% , 01/15/54
(c)
................ 5,301 5,338,913
5.64% , 04/15/37 - 06/15/37 .......... 1,058 1,081,238
5.65% , 05/20/37 - 10/20/37 .......... 440 455,238
5.75% , 08/20/37 - 12/20/37 .......... 290 295,855
5.80% , 11/15/36 - 03/15/37 .......... 946 970,037
6.00% , 03/20/28 - 01/15/39 .......... 4,912 5,092,248
6.00% , 01/15/54
(c)
................ 2,826 2,873,358
6.50% , 09/20/27 - 12/20/53 .......... 3,619 3,746,729
6.50% , 01/15/54
(c)
................ 7,641 7,821,885
7.00% , 08/20/25 - 05/20/27 .......... 3 3,308
7.50% , 10/20/25 ................. —
(b)
383
8.00% , 08/20/24 - 05/15/30 .......... 4 4,468
8.50% , 02/15/25 ................. —
(b)
333
Uniform Mortgage-Backed Securities
2.00% , 01/25/54
(c)
................ 793 648,030
2.50% , 01/25/39
(c)
................ 154 141,860
3.00% , 03/01/43 - 06/01/44 .......... 3,291 3,024,348
3.50% , 03/01/43 - 08/01/43 .......... 744 700,808
4.00% , 01/01/45 ................. 1,482 1,441,579
5.00% , 07/01/34 - 07/01/35 .......... 673 683,590
5.25% , 07/01/37 - 08/01/37 .......... 332 339,289
5.50% , 12/01/32 - 04/01/35 .......... 56 57,167
6.50% , 08/01/35 ................. 391 404,326
378,480,623
Principal Only Collateralized Mortgage Obligations — 0.6%
Government National Mortgage
Association , Series 2023-130 , Class OD ,
0.00% , 09/20/53 ................. 2,493 1,922,838
Total U.S. Government Sponsored Agency Securities — 130 .4%
(Cost: $ 442,448,383 ) ............................. 418,693,393
Total Long-Term Investments — 130.7%
(Cost: $ 443,354,575 ) ............................. 419,538,223
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.26%
(d) (e)
................. 2,727,794 $ 2,727,794
Total Money Market Funds — 0 .8%
(Cost: $ 2,727,794 ) .............................. 2,727,794
Par (000)
Pa r (000)
U.S. Treasury Obligations — 21.2%
U.S. Treasury Bills
(f)
5.40% , 01/18/24 ................. USD 32,907 32,829,758
5.39% , 01/23/24 ................. 14,640 14,595,009
5.28% , 03/14/24 ................. 20,639 20,424,829
Total U.S. Treasury Obligations — 21 .2%
(Cost: $ 67,837,494 ) .............................. 67,849,596
Total Short-Term Securities — 22.0%
(Cost: $ 70,565,288 ) .............................. 70,577,390
Total Investments Before Options Written and TBA Sale
Commitments — 152 .7%
(Cost: $ 513,919,863 ) ............................. 490,115,613
Total Options Written — ( 0 .1 ) %
(Premium Received — $ (370,260) ) ................... (408,139)
TBA Sale Commitments
(c)
Mortgage-Backed Securities — ( 12 .8 ) %
Government National Mortgage Association
2.00% , 01/15/54 ................. (13,326) (11,281,812)
2.50% , 01/15/54 ................. (367) (320,924)
3.00% , 01/15/54 ................. (1,933) (1,750,364)
3.50% , 01/15/54 - 12/15/54 .......... (23,538) (21,915,316)
Uniform Mortgage-Backed Securities
3.00% , 01/25/54 ................. (3,256) (2,879,907)
3.50% , 01/25/54 ................. (735) (674,248)
4.00% , 01/25/54 ................. (1,468) (1,388,349)
5.00% , 01/25/54 ................. (692) (684,593)
Total TBA Sale Commitments — ( 12 .8 ) %
(Proceeds: $ (40,333,769) ) ......................... (40,895,513)
Total Investments Net of Options Written and TBA Sale
Commitments — 139 .8%
(Cost: $ 473,215,834 ) ............................. 448,811,961
Liabilities in Excess of Other Assets — (39.8) % ........... (127,864,089)
Net Assets — 100.0% ..............................
$ 320,947,872
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rounds to less than 1,000.
(c)
Represents or includes a TBA transaction.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock GNMA Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 1,612,082 $ 1,115,712
(a)
$ — $ — $ — $ 2,727,794 2,727,794 $ 42,011 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock GNMA Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 23 03/28/24 $ 2,502 $ 56,746
Short Contracts
3-mo. SOFR ............................................................. 4 03/19/24 946 15,885
U.S. Treasury 10-Year Note ................................................... 340 03/19/24 38,383 (1,087,802)
U.S. Treasury 10-Year Ultra Note ............................................... 31 03/19/24 3,658 (115,703)
U.S. Treasury Long Bond ..................................................... 41 03/19/24 5,122 (359,248)
U.S. Treasury Ultra Bond ..................................................... 6 03/19/24 802 (72,005)
U.S. Treasury 2-Year Note .................................................... 117 03/28/24 24,092 (177,917)
3-mo. SOFR ............................................................. 4 06/18/24 950 (2,206)
3-mo. SOFR ............................................................. 4 09/17/24 955 (7,256)
3-mo. SOFR ............................................................. 4 12/17/24 959 (880)
(1,807,132)
$ (1,750,386)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
4.04% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/26/24 4 .04 % USD 2,550 $ (170,107)
10-Year Interest Rate Swap
(a)
4.08% Semi-Annual 1-day SOFR Annual Bank of America NA 09/30/24 4 .08 USD 2,550 (176,812)
(346,919)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.04% Semi-Annual
Goldman Sachs
International 09/26/24 4 .04 USD 2,550 (31,196)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.08% Semi-Annual Bank of America NA 09/30/24 4 .08 USD 2,550 (30,024)
(61,220)
$ (408,139)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.99% Annual 08/10/25 USD 4,500 $ (47,479) $ — $ (47,479)
1-day SOFR Annual 4.07% Annual 08/16/25 USD 8,500 (73,244) — (73,244)
0.18% Quarterly 1-day EFFR Quarterly 10/21/25 USD 179 13,909 — 13,909
1-day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 179 (14,136) — (14,136)
1-day SOFR Annual 3.41% Annual 11/21/25 USD 12,700 (193,926) — (193,926)
1-day SOFR Annual 4.15% Annual 12/13/25 USD 12,800 3,870 — 3,870
0.56% Quarterly 1-day EFFR Quarterly 10/21/30 USD 41 7,374 — 7,374
1-day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 41 (7,578) — (7,578)
$ (311,210) $ — $ (311,210)

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock GNMA Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 5 .33%
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .34
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Non-Agency Mortgage-Backed Securities ........................ $ — $ 844,830 $ — $ 844,830
U.S. Government Sponsored Agency Securities .................... — 418,693,393 — 418,693,393
Short-Term Securities
Money Market Funds ...................................... 2,727,794 — — 2,727,794
U.S. Treasury Obligations ................................... — 67,849,596 — 67,849,596
Liabilities
Investments
TBA Sale Commitments .................................... — (40,895,513) — (40,895,513)
$ 2,727,794 $ 446,492,306 $ — $ 449,220,100
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 72,631 $ 25,153 $ — $ 97,784
Liabilities
Interest rate contracts ....................................... (1,823,017) (744,502) — (2,567,519)
$ (1,750,386) $ (719,349) $ — $ (2,469,735)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
EFFR Effective Federal Funds Rate
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced